Employees' Benefit Plans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Eligiblility of Employees	Employees are eligible to participate in the Employees' Savings and Profit Sharing Plan and Trust on the next January 1 or July 1 following the completion of one year of employment, age 18, and completion of 1,000 hours of service.
Defined Contribution Plan, Employers Matching Contribution, Annual Vesting Percentage	100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent	9.00%	4.00%
Defined Contribution Plan, Cost Recognized	$ 677,000	$ 283,000
Deferred Compensation Liability, Current and Noncurrent	141,000	127,000
Deferred Compensation Arrangement with Individual, Compensation Expense	14,000	8,000
Deferred Costs	91,000	108,000
Deferred Fee Liability	$ 1,234,000	$ 1,678,000
Minimum [Member]
Defined Benefit Plan, Employees Pre Tax Contributions	1.00%
Maximum [Member]
Defined Benefit Plan, Employees Pre Tax Contributions	50.00%